STOCKHOLDERS’ EQUITY (Details Narrative)								12 Months Ended
	Sep. 28, 2021 HKD ($)	Sep. 16, 2021 HKD ($) shares	Oct. 29, 2020	Oct. 26, 2020	Oct. 13, 2020	Jul. 31, 2020 HKD ($) shares	Jun. 23, 2020 HKD ($) shares	Dec. 31, 2021 HKD ($)	Dec. 31, 2020 HKD ($)	Feb. 14, 2022 shares	Sep. 16, 2021 $ / shares shares	Jul. 31, 2020 $ / shares	Jun. 23, 2020 $ / shares
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of shares issued | shares						3,555,556	4,352,941
Shares issued price per share | $ / shares												$ 0.45	$ 0.85
Number of shares issued, value						$ 1,600,000	$ 3,700,000	$ 2,279,190	$ 4,500,000
Proceeds from issuance of stock						$ 1,390,000	$ 3,328,000
Reverse stock split			the Company effected a reverse stock split of its common stock, pursuant to which every FIVE (5) shares of common stock outstanding before the reverse split were converted into ONE (1) share of common stock after the reverse split	Affairs of the British Virgins Islands to effect a 5-for-1 reverse stock split (the “Reverse Split”) of our ordinary shares. As a result of the Reverse Split, every five (5) ordinary shares were automatically combined into one (1) ordinary share. In connection with the Reverse Split, our par value per share was increased from $0.001 to $0.005. The number of common stock outstanding has been changed accordingly	our board of directors approved a 5:1 reverse split of our ordinary shares, which began trading on a split adjusted basis on October 29, 2020. As a result of the reverse share split, each five (5) pre-split shares automatically combined into one (1) ordinary share without any action on the part of the holders, and the number of outstanding ordinary shares was be reduced from 32,022,685 to
Sale of Stock		$ 2,700,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Term	5 years
Volatility	99.91%
Risk-free interest rate	1.02%
Fair value of warrants	$ 3,312,887.04
Subsequent Event [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Purchase of ordinary shares warrant | shares										650,000
Securities Purchase Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Sale of Equity		2,600,000
Proceeds from Other Equity		1,500,000
Securities Purchase Agreement [Member] | ATW Opportunities Master Fund LP [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Sale of Stock		$ 2,700,000
Sale of Stock, Number of Shares Issued in Transaction | shares		630,000
Sale of Stock, Price Per Share | $ / shares											$ 0.005
Purchase of ordinary shares warrant | shares											650,000